Long-term debt and other financial liabilities (Details Narrative) - USD ($)	2 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended
	Feb. 19, 2026	Feb. 13, 2026	May 14, 2026	May 11, 2026	May 21, 2026	May 20, 2026	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Debt Instrument [Line Items]
Loans Payable to Bank							$ 1,976,571,000	$ 1,788,115,000
Debt Instrument, Collateral Amount							10,000,000
Debt Instrument, Unused Borrowing Capacity, Amount							1,027,830
Other Assets, Noncurrent							15,233,000	0
Cash and Cash Equivalent							463,989,000	293,312,000	$ 282,394,000
Minimum liquidity requirement [Member]
Debt Instrument [Line Items]
Cash and Cash Equivalent							17,366,000	$ 37,038,000
Two loan agreements [Member]
Debt Instrument [Line Items]
Restricted Cash and Cash Equivalent							$ 2,050,000
Maria Energy [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment		semi-annual
Line of Credit Facility, Initiation Date							Feb. 13, 2026
Debt Instrument, Maturity Date, Description		seven-year
Line of Credit Facility, Maximum Borrowing Capacity		$ 120,000,000
Long-Term Debt, Description		to the refinancing of the LNG carrier, Maria Energy
Proceeds from Issuance of Debt	$ 120,000,000
Prepaid amount	$ 84,310,000
Number of repayment installments		fourteen
Debt Instrument, Periodic Payment		$ 5,455,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 43,630,000
V L C C Tanker Ulysses [Member]
Debt Instrument [Line Items]
Prepaid amount				$ 23,175,000
Elias Tsakos Leontios H Thomas Zafiras Bergen T S Sunray [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment			semi-annual
Line of Credit Facility, Initiation Date							May 14, 2026
Debt Instrument, Maturity Date, Description			five-year
Line of Credit Facility, Maximum Borrowing Capacity			$ 142,000,000
Long-Term Debt, Description			to the refinancing of the aframax tankers Elias Tsakos, Leontios H, Thomas Zafiras, Bergen TS and the panamax tanker Sunray
Proceeds from Issuance of Debt						$ 142,000,000
Prepaid amount					$ 100,740,000
Number of repayment installments			ten
Debt Instrument, Periodic Payment			$ 8,563,200
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 56,368,000
Tenergy [Member]
Debt Instrument [Line Items]
Long-Term Debt, Description							for its under-construction LNG carrier, Tenergy
Sale Leaseback Transaction, Date							December 21, 2021
Sale Leaseback Transaction, Lease Terms							ten-year
All bank loans [Member]
Debt Instrument [Line Items]
Loans Payable to Bank							$ 1,976,571,000
Debt Instrument, Frequency of Periodic Payment							semi-annual
Maturity date							December 2026 and December 2034
Debt Instrument, Description of Variable Rate Basis							Interest rates on the outstanding loans as at June 30, 2026, are based on Secured Overnight Financing Rate (“SOFR”) plus a spread
Debt Instrument, Covenant Compliance							The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements as at June 30, 2026